Property, plant and equipment - Disclosure of Benchmark Prices Used in Impairment Tests (Detail)	Dec. 31, 2022 $ / bbl $ / MMBTU $ / CAD	Dec. 31, 2021 $ / CAD $ / bbl $ / MMBTU
Disclosure of detailed information about property, plant and equipment [line items]
2023 | $ / CAD	0.74	0.8
2024 | $ / CAD	0.76	0.8
2025 | $ / CAD	0.76	0.8
2026 | $ / CAD	0.77	0.8
2027 | $ / CAD	0.77	0.8
2028 – 2033 | $ / CAD	0.77	0.8
2023	0.00%	0.00%
2024	2.50%	2.25%
2025	2.00%	2.00%
2026	2.00%	2.00%
2027	2.00%	2.00%
2028 – 2033	2.00%	2.00%
Thereafter (inflation percentage)	2.00%	2.00%
WTI [member]
Disclosure of detailed information about property, plant and equipment [line items]
2023 | $ / bbl	80.25	71.88
2024 | $ / bbl	78.19	67.91
2025 | $ / bbl	76.1	65.42
2026 | $ / bbl	76.96	66.72
2027 | $ / bbl	78.5	68.05
2028 – 2033 | $ / bbl	84.18	72.98
Thereafter (inflation percentage)	2.00%	2.00%
AECO [member]
Disclosure of detailed information about property, plant and equipment [line items]
2023 | $ / MMBTU	4.44	3.58
2024 | $ / MMBTU	4.54	3.22
2025 | $ / MMBTU	4.37	3.07
2026 | $ / MMBTU	4.44	3.14
2027 | $ / MMBTU	4.52	3.2
2028 – 2033 | $ / MMBTU	4.84	3.43
Thereafter (inflation percentage)	2.00%	2.00%